Contingent liabilities and contingent assets (Details) - GBP (£)	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Transfer fees
Additional fees payable, first team squad	£ 118,969,000
Additional fees payable, other	39,071,000
Additional fees payable	158,040,000	£ 133,142,000	£ 141,097,000
Probable effect of contingent assets	250,000	£ 0	£ 0
MUFC appearances/team success/new contract
Transfer fees
Additional fees payable, first team squad	75,700,000
Additional fees payable, other	36,668,000
Additional fees payable	112,368,000
International appearances
Transfer fees
Additional fees payable, first team squad	10,256,000
Additional fees payable, other	2,229,000
Additional fees payable	12,485,000
Awards
Transfer fees
Additional fees payable, first team squad	32,085,000
Additional fees payable	32,085,000
Other
Transfer fees
Additional fees payable, first team squad	928,000
Additional fees payable, other	174,000
Additional fees payable	£ 1,102,000